Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bad debt expense	$ 0	$ 0
Deferred offering costs	169,582	0
Amortization expense	4,050	4,050
Accumulated amortization	16,200	12,150
Net operating loss carry-forwards	27,000,000	25,200,000
Advertising and Marketing Costs	123,024	111,824
Research and development expenses	$ 269,867	355,936
Description of patent	straight-line basis over the estimated useful life of 10 years
Impaired and written-off	$ 0	$ 33,598
Potential antidilutive shares	3,896,821	412,500
Restricted Stock Units [Member]
Potential antidilutive shares	40,315,000	46,165,000
Convertible Notes Payable - Related Party [Member]
Potential antidilutive shares	10,732,577	9,197,376
Convertible Notes Payable [Member]
Potential antidilutive shares	23,613,654	10,678,412